SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding, Liquidity Facilities and Subordinated Interests (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Funding, Liquidity Facilities and Subordinated Interests
Number of trusts to hold securitized credit card receivables	2
Citibank Credit Card Master Trust (Master Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	2 years 10 months 5 days	3 years 1 month 6 days
Term notes issued to third parties	$ 35.7	$ 27.9
Term notes retained by Citigroup affiliates	8.2	6.2
Total Trust liabilities	43.9	34.1
Citibank OMNI Master Trust (Omni Trust)
Funding, Liquidity Facilities and Subordinated Interests
Weighted average maturity of term notes	1 year 11 months	8 months 12 days
Term notes issued to third parties	1.3	4.4
Term notes retained by Citigroup affiliates	1.9	1.9
Total Trust liabilities	$ 3.2	$ 6.3